Income Taxes (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Prc [Member] CNY	Jun. 30, 2012 Prc [Member] USD ($)	Jun. 30, 2012 Prc [Member] CNY	Dec. 31, 2010 Prc [Member] CNY	Dec. 31, 2009 Prc [Member] CNY	Jun. 30, 2011 Pgw [Member] CNY	Jun. 30, 2012 Pgw [Member] USD ($)	Jun. 30, 2012 Pgw [Member] CNY	Dec. 31, 2010 Pgw [Member] CNY	Dec. 31, 2009 Pgw [Member] CNY	Jun. 30, 2011 Other Non Prc [Member] CNY	Jun. 30, 2012 Other Non Prc [Member] USD ($)	Jun. 30, 2012 Other Non Prc [Member] CNY	Dec. 31, 2010 Other Non Prc [Member] CNY	Dec. 31, 2009 Other Non Prc [Member] CNY
Loss before income tax	12,745	$ 12,954	82,296	(50,753)	(98,982)	8,727	$ (3,650)	(23,185)	(24,856)	(29,013)	(9,966)	$ 25,271	160,547	0	0	13,984	$ (8,668)	(55,067)	(25,897)	(69,969)